QUARTERLY SUMMARY (Details) (USD $)	3 Months Ended								6 Months Ended	12 Months Ended		21 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenue - continuing operations	$ 134,909,000	$ 147,046,000	$ 138,177,000	$ 110,915,000	$ 117,788,000	$ 132,554,000	$ 117,439,000	$ 78,023,000		$ 531,047,000	$ 445,804,000
Net income (loss)	(11,990,000)	(3,211,000)	(308,000)	(10,230,000)	854,000	9,609,000	2,548,000	(24,714,000)		(25,739,000)	(11,703,000)
Earnings Per Share, Basic	$ (0.98)	$ (0.26)	$ (0.03)	$ (0.84)	$ 0.07	$ 0.80	$ 0.21	$ (2.07)
Net income (loss) per share-diluted	$ (0.98)	$ (0.26)	$ (0.03)	$ (0.84)	$ 0.07	$ 0.67	$ 0.21	$ (2.07)
Amounts reclassified into cash usid in financing activities					1,500,000					(5,394,000)	4,412,000
Principal note payments related to asset aquisition								700,000
Principal note payments related to redemption								800,000
Amounts previously included in investing activities								$ 1,300,000	$ 1,400,000			$ 1,500,000